Borrowings	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about borrowings [abstract]
Borrowings	Note 21 - Borrowings
(Amounts in thousands, except share, per share and per unit data)
The Group’s borrowings consist of the following amounts as of the reporting periods presented:

	December 31, 2024	December 31, 2023
Credit Facility (interest rate of 8.63% and 8.66%, respectively)(a)	$284,400	$159,000
Term Loan I (interest rate of 6.50%)	88,948	106,470
Term Loan II (interest rate of 8.83%)(a)	83,851	—
ABS I Notes (interest rate of 5.00%)	80,157	100,898
ABS II Notes (interest rate of 5.25%)	102,431	125,922
ABS III Notes (interest rate of 4.875%)	—	274,710
ABS IV Notes (interest rate of 4.95%)	79,653	99,951
ABS V Notes (interest rate of 5.78%)	—	290,913
ABS VI Notes (interest rate of 7.50%)(b)	242,010	159,357
ABS VIII Notes (interest rate of 7.28%)	585,747	—
ABS IX Notes (interest rate of 6.891%)	75,316	—
Other miscellaneous borrowings(c)	113,060	7,627
Total borrowings	$1,735,573	$1,324,848
Less: Current portion of long-term debt	(209,463)	(200,822)
Less: Deferred financing costs	(34,115)	(41,123)
Less: Original issue discounts	(8,216)	(7,098)
Total non-current borrowings, net	$1,483,779	$1,075,805
(a)Represents the variable interest rate as of period end.
(b)Includes $132,576 for the assumption of Oaktree’s proportionate share of the ABS VI debt as part of the Oaktree transaction as of December 31, 2024. Refer to Note 5 for additional information regarding the Oaktree transaction.
(c)Includes $76,100 in notes payable issued as part of the consideration in the Oaktree transaction, and $30,000 in notes payable issued by a third party financial institution in November 2024, collateralized by two natural gas processing plants and various natural gas compressors and related support equipment in the Central
Region, as of December 31, 2024. Refer to Note 5 for additional information regarding the Oaktree transaction.
Credit Facility
The Group maintains a revolving loan facility (the “Credit Facility”) with a lending syndicate, where the borrowing base is redetermined semi-annually or as needed. The Group’s wholly-owned subsidiary, DP RBL Co LLC, serves as the borrower under its Credit Facility. The borrowing base is primarily determined by the value of the natural gas and oil properties that serve as collateral for the lending arrangement, and it may fluctuate due to changes in collateral, which can result from acquisitions or the establishment of ABS, term loans, or other lending structures.
In August 2022, the Group amended and restated the credit agreement governing its Credit Facility. This amendment aligned the agreement with the
Group’s ESG initiatives by incorporating sustainability performance targets (“SPTs”) similar to those included in the ABS IV, VI and VIII notes, and extended the maturity of the Credit Facility to August 2026. During the semi-annual redetermination in October 2024, the borrowing base was reaffirmed at $385,000.
The Credit Facility carries an interest rate of SOFR plus an additional spread ranging from 2.75% to 3.75%, depending on utilization, and is payable quarterly. As of December 31, 2024, available borrowings under the Credit Facility were $86,690, which includes the impact of $13,910 in letters of credit issued to certain vendors.
The Credit Facility contains certain customary representations, warranties, and both affirmative and negative covenants. These covenants cover areas such as maintenance of books and records, financial reporting and notification, compliance with laws, maintenance of properties and insurance, and limitations on incurrence of indebtedness, liens, fundamental changes, international operations, asset sales, certain debt payments and amendments, restrictive agreements, investments, restricted payments, and hedging. The restricted payment provision governs the Group’s ability to make discretionary payments, such as dividends, share repurchases, or other discretionary payments. DP RBL Co LLC must meet the following criteria to make discretionary payments: (i) leverage is less than 1.5x and borrowing base availability is >25%; (ii) leverage is between 1.5x and 2.0x, free cash flow must be positive, and borrowing base availability must be >15%; (iii) leverage is between 2.0x and 2.5x, free cash flow must be positive, and borrowing base availability must be >20%; (iv) when leverage exceeds 2.0x, restricted payments are prohibited.
Additional covenants require DP RBL Co LLC to maintain a total debt to EBITDAX ratio of no more than 3.25 to 1.00 and a current assets (with certain adjustments) to current liabilities ratio of no less than 1.00 to 1.00 as of the last day of each fiscal quarter.
As of December 31, 2024, the Group was in compliance with all covenants for its Credit Facility.
Term Loan I
In May 2020, the Group acquired DP Bluegrass LLC, a limited-purpose, bankruptcy-remote, wholly-owned subsidiary, to facilitate a securitized financing agreement for $160,000, structured as a secured term loan (the “Term Loan I”). The Group issued Term Loan I at a 1% discount, resulting in net proceeds of $158,400, which were used to fund the 2020 Carbon and EQT acquisitions. Term Loan I is secured by certain producing assets acquired in connection with these acquisitions.
Term Loan I accrues interest at an annual rate of 6.50% and has a maturity date of May 2030. Both interest and principal payments on Term Loan I are made on a monthly basis.
Term Loan II
In August 2024, the Group formed DP Yellow Jacket Holdco LLC, a limited-purpose, bankruptcy-remote, wholly-owned subsidiary to enter into a securitized financing agreement for a $60,000 term loan and a $5,000 revolving loan for a total borrowing base of $65,000 (the “Term Loan II”). The proceeds from Term Loan II were used, in part, to fund the Crescent Pass acquisition. For additional information regarding acquisitions, refer to Note 5.
In October 2024, the Group amended the Term Loan II and expanded the term loan to $82,651 and the revolving loan to $12,349 for a total borrowing base of $95,000. This amendment was accounted for as an extinguishment, which resulted in a loss of $2,470 and which has been recorded in ‘loss on early retirement of debt’ in the Statement of Comprehensive Income. The expanded borrowing capacity was used to fund a portion of the East Texas II acquisition, and the acquired assets additionally collateralized the expanded Term Loan II. As of December 31, 2024, available borrowings under the revolving loan were $11,149.
The Term Loan II is secured by the Crescent Pass and East Texas II assets and carries an interest at SOFR plus an additional spread ranging from
3.75% to 4.75% and is payable quarterly. The term loan is subject to fixed amortization with monthly principal payments of $500 beginning in February
2025 and escalating to $1,000 beginning in July 2025 with the remaining unpaid principal balance due upon maturity in August 2027. The Term Loan II is to be prepaid if the Group receives cash in connection with an issuance of equity interest or ABS monetization.
ABS I Notes
In November 2019, the Group formed Diversified ABS LLC (“ABS I”), a limited-purpose, bankruptcy-remote, wholly-owned subsidiary, to issue BBB-
rated asset-backed securities with a total principal amount of $200,000 at par value (the “ABS I Notes”). These notes are secured by specific upstream producing assets in the Appalachian region owned by the Group. At the time of the agreement, 85% of the natural gas production from these assets was hedged through long-term derivative contracts. The ABS I Notes carry an annual interest rate of 5% and have a legal final maturity date of January
2037, with an amortizing maturity date of December 2029. Both interest and principal payments on the ABS I Notes are made on a monthly basis.
If ABS I generates cash flow exceeding the required payments, it must allocate between 50% to 100% of this excess cash flow towards additional principal payments, depending on certain performance metrics, with any remaining excess cash flow retained by the Group. Specifically, (a) for any payment date before March 1, 2030, (i) if the debt service coverage ratio (the “DSCR”) on that date is at least 1.25 to 1.00, then 25% of the excess cash flow, (ii) if the DSCR is between 1.15 to 1.00 and 1.25 to 1.00, then 50%, and (iii) if the DSCR is below 1.15 to 1.00, the production tracking rate for ABS I is below 80%, or the loan to value ratio exceeds 85%, then 100% of the excess cash flow must be used for additional principal payments; and
(b) for any payment date on or after March 1, 2030, 100% of the excess cash flow must be used for additional principal payments.
ABS II Notes
In April 2020, the Group formed Diversified ABS Phase II LLC (“ABS II”), a limited-purpose, bankruptcy-remote, wholly-owned subsidiary, to issue BBB-
rated asset-backed securities with a total principal amount of $200,000 (the “ABS II Notes”). These notes were issued at a 2.775% discount. The Group utilized the net proceeds of $183,617, after accounting for the discount, capital reserve requirement, and debt issuance costs, to reduce its Credit
Facility. The ABS II Notes are secured by specific upstream producing assets in the Appalachian region owned by the Group. at the time of the agreement, 85% of the natural gas production from these assets was hedged through long-term derivative contracts. The ABS II Notes carry an annual interest rate of 5.25% and have a legal final maturity date of July 2037, with an amortizing maturity date of September 2028. Both interest and principal payments on the ABS II Notes are made on a monthly basis.
If ABS II generates cash flow exceeding the required payments, it must allocate between 50% to 100% of this excess cash flow towards additional principal, depending on certain performance metrics, with any remaining excess cash flow retained by the Group. Specifically, (a) (i) if the DSCR on any
payment date is below 1.15 to 1.00, then 100% of the excess cash flow must be used for additional principal payments, (ii) if the DSCR is between 1.15 to 1.00 and 1.25 to 1.00, then 50%, or (iii) if the DSCR is at least 1.25 to 1.00, then 0%; (b) if the production tracking rate for ABS II is below 80%, then 100%, otherwise 0%; (c) if the loan-to-value ratio (the “LTV”) exceeds 65.0%, then 100%, otherwise 0%; (d) for any payment date after July 1,
2024 and before July 1, 2025, if the LTV exceeds 40% and ABS II has executed hedging agreements for a minimum period of 30 months starting July
2026 covering production volumes of at least 85% but no more than 95% (the “Extended Hedging Condition”), then 50%, otherwise 0%; (e) for any payment date after July 1, 2025, and before October 1, 2025, if the LTV exceeds 40% or ABS II has not satisfied the Extended Hedging Condition, then
50%, otherwise 0%; and (f) for any payment date after October 1, 2025, if the LTV exceeds 40% or ABS II has not satisfied the Extended Hedging
Condition, then 100%, otherwise 0%.
ABS III Notes
In February 2022, the Group formed Diversified ABS III LLC (“ABS III”), a limited-purpose, bankruptcy-remote, wholly-owned subsidiary, to issue BBB rated asset-backed securities with a total principal amount of $365,000 at par value (the “ABS III Notes”). These notes were secured by certain upstream producing and midstream assets in the Appalachian region owned by the Group. The ABS III Notes carried an interest rate of 4.875% and had a legal final maturity date of April 2039, with an amortizing maturity date of November 2030. Both interest and principal payments on the ABS III Notes were made on a monthly basis.
If ABS III generated cash flow exceeding the required payments, it was obligated to allocate between 50% to 100% of this excess cash flow towards additional principal payments, depending on certain performance metrics, with any remaining excess cash flow retained by the Group. Specifically, (a)
(i) if the DSCR on any payment date was at least 1.25 to 1.00, then 0% of the excess cash flow was used for additional principal payments, (ii) if the
DSCR was between 1.15 to 1.00 and 1.25 to 1.00, then 50%, and (iii) if the DSCR was below 1.15 to 1.00, then 100%; (b) if the production tracking rate for ABS III was below 80%, then 100%, otherwise 0%; and (c) if the LTV for ABS III exceeded 65%, then 100%, otherwise 0%.
In May 2024, the Group utilized proceeds from the ABS VIII Notes to repay the outstanding principal of the ABS III & ABS V notes, thereby retiring these notes from the Group’s outstanding debt. The transaction resulted in a loss on the early retirement of debt amounting to $10,649. Concurrently,
ABS III and ABS V were dissolved. The ABS VIII Notes are secured by the collateral that previously secured the ABS III & ABS V notes.
ABS IV Notes
In February 2022, the Group formed Diversified ABS IV LLC (“ABS IV”), a limited-purpose, bankruptcy-remote, wholly-owned subsidiary, to issue BBB rated asset-backed securities with a total principal amount of $160,000 at par value (the “ABS IV Notes”). These notes are secured by a portion of the upstream producing assets acquired through the Blackbeard Acquisition. The ABS IV Notes carry an annual interest rate of 4.95% and have a legal final maturity date of February 2037, with an amortizing maturity date of September 2030. Both interest and principal payments on the ABS IV Notes are made on a monthly basis.
If ABS IV generates cash flow exceeding the required payments, it must allocate between 50% to 100% of this excess cash flow towards additional principal payments, depending on certain performance metrics, with any remaining excess cash flow retained by the Group. Specifically, (a) (i) if the
DSCR on any payment date is at least 1.25 to 1.00, then 0% of the excess cash flow was used for additional principal payments, (ii) if the DSCR is between 1.15 to 1.00 and 1.25 to 1.00, then 50%, and (iii) if the DSCR is below 1.15 to 1.00, then 100%; (b) if the production tracking rate for ABS IV is below 80%, then 100%, otherwise 0%; and (c) if the LTV for ABS IV exceeds 65%, then 100%, otherwise 0%.
ABS V Notes
In May 2022, the Group formed Diversified ABS V LLC (“ABS V”), a limited-purpose, bankruptcy-remote, wholly-owned subsidiary, to issue BBB rated asset-backed securities with a total principal amount of $445,000 at par value (the “ABS V Notes”). These notes are secured by a majority of the Group’s remaining upstream assets in the Appalachian region that were not included in previous ABS transactions. The ABS V Notes carry an annual interest rate of 5.78% and have a legal final maturity date of May 2039, with an amortizing maturity date of December 2030. Both interest and principal payments on the ABS V Notes are made on a monthly basis.
If ABS V generates cash flow exceeding the required payments, it must allocate between 50% to 100% of this excess cash flow towards additional principal payments, depending on certain performance metrics, with any remaining excess cash flow retained by the Group. Specifically, (a) (i) if the
DSCR on any payment date is at least 1.25 to 1.00, then 0% of the excess cash flow was used for additional principal payments, (ii) if the DSCR is between 1.15 to 1.00 and 1.25 to 1.00, then 50%, and (iii) if the DSCR is below 1.15 to 1.00, then 100%; (b) if the production tracking rate for ABS V is below 80%, then 100%, otherwise 0%; and (c) if the LTV for ABS V exceeds 65%, then 100%, otherwise 0%.
In May 2024, the Group utilized proceeds from the ABS VIII Notes to repay the outstanding principal of the ABS III & ABS V notes, thereby retiring these notes from the Group’s outstanding debt. The transaction resulted in a loss on the early retirement of debt amounting to $10,649. Concurrently,
ABS III and ABS V were dissolved. The ABS VIII Notes are secured by the collateral that previously secured the ABS III & ABS V notes.
ABS VI Notes
In October 2022, the Group formed Diversified ABS VI LLC (“ABS VI”), a limited-purpose, bankruptcy-remote, wholly-owned subsidiary, to issue, jointly with Oaktree, BBB+ rated asset-backed securities with a total principal amount of $460,000. The Group’s share amounted to $235,750 before fees, reflecting its 51.25% ownership interest in the collateral assets (the “ABS VI Notes”). The ABS VI Notes were issued at a 2.63% discount and are primarily secured by the upstream assets jointly acquired with Oaktree in the Tapstone acquisition. The Group recorded its proportionate share of the
ABS VI Notes in its Consolidated Statement of Financial Position. In June, 2024, as part of the Oaktree transaction, the Group assumed Oaktree’s proportionate debt of $132,576 associated with the ABS VI Notes. For additional details regarding the Oaktree transaction, refer to Note 5.
These notes carry an annual interest rate of 7.50% and have a legal final maturity date of November 2039, with an amortizing maturity date of October
2031. Both interest and principal payments on the ABS VI Notes are made on a monthly basis.
If ABS VI achieves certain performance metrics, it is required to allocate 50% to 100% of any excess cash flow towards additional principal payments.
Specifically, (a) (i) If the DSCR as of the applicable payment date is below 1.15 to 1.00, then 100% of the excess cash flow was used for additional principal payments, (ii) if the DSCR is between 1.15 to 1.00 and 1.25 to 1.00, then 50%, or (iii) if the DSCR is at least 1.25 to 1.00, then 0%; (b) if the production tracking rate for ABS VI is below 80%, then 100%, otherwise 0%; and (c) if the LTV for ABS VI exceeds 75%, then 100%, else 0%.
ABS VII Notes
In November 2023, the Group formed DP Lion Equity Holdco LLC (“ABS VII”), a limited-purpose, bankruptcy-remote, wholly-owned subsidiary, to issue
Class A and Class B asset-backed securities (the “Class A Notes,” Class B Notes,” and collectively the “ABS VII Notes”). These notes are secured by certain upstream producing assets in the Appalachia region. The ABS VII Class A Notes, rated BBB+, were issued with a total principal amount of
$142,000, while the ABS VII Class B Notes, rated BB-, were issued with a total principal amount of $20,000. The Class A Notes carry an annual interest rate of 8.243% and have a legal final maturity date of November 2043, with an amortizing maturity date of February 2034. The Class B Notes carry an annual interest rate of 12.725% and have a legal final maturity date of November 2043, with an amortizing maturity date of August 2032. Both interest and principal payments on the Class A and Class B Notes are made on a monthly basis.
In December 2023, the Group divested 80% of the equity ownership in ABS VII to outside investors, generating cash proceeds of $30,000. Upon evaluating the remaining 20% interest in ABS VII, the Group determined that the governance structure does not allow it to exercise control, joint control, or significant influence over the entity. Consequently, ABS VII is not consolidated within the Group’s financial statements. The Group’s remaining investment in ABS VII, initially valued at $7,500 was accounted for at fair value in accordance with IFRS 9, Financial Instruments (“IFRS 9”). For additional information regarding the ABS VII equity sale, refer to Note 5.ABS VIII Notes
In May 2024, the Group formed Diversified ABS VIII LLC (“ABS VIII”), a limited-purpose, bankruptcy-remote, wholly-owned subsidiary, to issue Class
A-1 and Class A-2 asset-backed securities (the “Class A-1 Notes,” “Class A-2 Notes,” and collectively the “ABS VIII Notes”). The Class A-1 Notes, rated A, were issued with a total principal amount of $400,000, while the Class A-2 Notes, rated BBB+, were issued with a total principal amount of $210,000.
The proceeds from these issuances were used to repay the outstanding principal of the ABS III & ABS V notes, effectively retiring those notes from the
Group’s outstanding debt. Consequently, ABS III and ABS V were dissolved. The ABS VIII Notes are secured by the collateral that previously secured the
ABS III and ABS V notes, which includes certain upstream producing and midstream assets in the Appalachian region owned by the Group, and the remaining upstream assets in the Appalachian region that were not securitized by previous ABS transactions.
The Class A-1 Notes carry an annual interest rate of 7.076% and have a legal final maturity date of May 2044. The Class A-2 Notes carry an annual interest rate of 7.670% and have a legal final maturity date of May 2044. Both interest and principal payments on the ABS VIII Notes are made on a monthly basis.
If ABS VIII achieves certain performance metrics, it is required to allocate 25% to 100% of any excess cash flow towards additional principal payments.
Specifically, (a) (i) if the DSCR as of the applicable payment date is below 1.45 to 1.00, then 100%, (ii) if the DSCR is between 1.45 to 1.00 and 1.50 to
1.00, then 50%, or (iii) if the DSCR is at least 1.50 to 1.00, then 25%; (b) if the production tracking rate for ABS VIII is below 80%, then 100%, otherwise 25%; or (c) if the LTV for ABS VIII exceeds 75%, then 100%, otherwise 25%.
ABS IX Notes
In June 2024, the Group formed DP Mustang Holdco LLC, a limited-purpose, bankruptcy-remote, wholly-owned subsidiary (“ABS IX,” formerly “ABS
Facility Warehouse”), to secure a bridge loan facility (the “ABS Facility Warehouse Notes”). The initial draw on the ABS Facility Warehouse Notes amounted to $71,000, which included $66,343 in net proceeds, $3,060 in restricted cash interest reserve, and $1,597 in debt issuance costs. The ABS
Facility Warehouse Notes were secured by certain producing assets that previously collateralized the Credit Facility. It carried an interest rate of SOFR plus an additional 3.75% and had a legal final maturity date of May 2029. Both interest and principal payments on the ABS Facility Warehouse Notes were made on a monthly basis.
In September 2024, the Group issued Class A and Class B asset-backed securities (the “Class A Notes,” “Class B Notes,” and collectively the “ABS IX
Notes”) with a total principal amount of $76,500. The Class A Notes were issued with a total principal amount of $71,000, while the Class B Notes were issued with a total principal amount of $5,500. The proceeds from these issuances were used to repay the outstanding principal of the ABS Facility
Warehouse Notes, effectively retiring it from the Group’s outstanding debt and resulting in a loss on the early retirement of debt amounting to $1,634.
The Class A Notes carry an annual interest rate of 6.555% and have an amortizing maturity date of December 2034. The Class B Notes carry an annual interest rate of 11.235% and have an amortizing maturity date of September 2030. Both interest and principal payments on the ABS IX Notes are made on a monthly basis.
Oaktree Seller’s Notes
In June 2024, the Group partially funded the purchase price of the Oaktree transaction with deferred consideration in the form of an unsecured seller’s note from Oaktree (the “Oaktree Seller’s Note”). The Group issued $83,348 in notes at an annual interest rate of 8%, with a legal final maturity date of
December 2025. Deferred interest and principal payments were scheduled in three installments: December 2024, June 2025, and December 2025.
In October 2024, the Group modified the terms of the Oaktree Seller’s Note, increasing the rate to 9%, extending the maturity date to September 2026, and changing the payment schedule to monthly interest and principal payments.
The Oaktree Seller’s Note contains certain customary representations and warranties, as well as affirmative and negative covenants. As of December 31,
2024, the Group was in compliance with all covenants associated with the Oaktree Seller’s Note. For additional information regarding the Oaktree transaction, refer to Note 5.
Debt Covenants
ABS I, II, IV, VI, VIII and IX Notes (collectively, The “ABS Notes”) and Term Loan I and Term Loan II (collectively, the “Term Loans”)
The ABS Notes and Term Loans are governed by a series of covenants and restrictions typical for such transactions, including (i) the requirement for the issuer to maintain specified reserve accounts to ensure the payment of interest on the ABS Notes and Term Loans, (ii) provisions for optional and mandatory prepayments, specified make-whole payments under certain conditions, (iii) indemnification payments in the event that the assets pledged as collateral for the ABS Notes and Term Loans are found to be defective or ineffective, (iv) covenants related to recordkeeping, access to information, and similar matters, and (v) compliance with all applicable laws and regulations, including the Employee Retirement Income Security Act (“ERISA”),
environmental laws, and the USA Patriot Act (specific to ABS IV only).
The ABS Notes and Term Loans are also subject to customary accelerated amortization events as outlined in the indenture. These events include failure to maintain specified debt service coverage ratios, failure to meet certain production metrics, certain change of control and management termination events, and the failure to repay or refinance the ABS Notes and Term Loans by the scheduled maturity date.
Additionally, the ABS Notes and Term Loans are subject to customary events of default, which include non-payment of required interest, principal, or other amounts due, failure to comply with covenants within specified time frames, certain bankruptcy events, breaches of specified representations and warranties, failure of security interests to be effective, and certain judgments.
As of December 31, 2024 the Group was in compliance with all financial covenants related to the ABS Notes and Term Loans.
Sustainability-Linked Borrowings
Credit Facility
The Credit Facility contains three sustainability-linked performance targets (“SPTs”) that can influence the applicable margin on borrowings based on the
Group’s performance. These targets are:
•GHG Emissions Intensity: This target measures the Group’s consolidated Scope 1 emissions and Scope 2 emissions, expressed as MT CO2e per
MMcfe;
•Asset Retirement Performance: This target tracks the number of wells the Group successfully retires during any fiscal year; and
•TRIR Performance: This target is based on the TRIR, calculated as the arithmetic average of the two preceding fiscal years and current period. The
TRIR is computed by multiplying the total number of recordable cases (as defined by OSHA) by 200,000 and then dividing by the total hours worked by all employees during any fiscal year.
The goals set by the Credit Facility for each of these categories are aspirational and represent higher thresholds than those the Group has publicly set for itself. The economic impact of meeting or failing to meet these thresholds is relatively minor, with adjustments to the applicable margin level ranging from a reduction of five basis points to an increase of five basis points in any given fiscal year.
An independent third-party assurance provider is required to certify the Group’s performance against the SPTs.
ABS IV
In connection with the issuance of the ABS IV Notes, the Group engaged an independent international provider of sustainability research and services to establish and maintain a “sustainability score” for the Group. If this score falls below a minimum threshold set at the time of issuance of the ABS IV
Notes, the interest payable for the subsequent interest accrual period will increase by five basis points. This score is based on an overall assessment of the Group’s corporate sustainability profile and is not contingent upon the Group meeting or exceeding specific sustainability performance metrics.
Additionally, the sustainability score is not influenced by the use of proceeds from the ABS IV Notes, and there are no restrictions on the use of these proceeds beyond the terms outlined in the Group’s Credit Facility. The Group provides updates to the ABS IV note holders through monthly note holder statements, informing them of any changes in the interest rate payable on the ABS IV Notes resulting from changes in the sustainability score.
ABS VI & VIII
A “second party opinion provider” has certified that the terms of the ABS VI and ABS VIII notes align with the International Capital Markets Association
(“ICMA”) framework for sustainability-linked bonds. This framework applies to bond instruments whose financial and/or structural characteristics vary based on the achievement of predefined sustainability objectives, or SPTs. The framework comprises five key components (1) the selection of key performance indicators (“KPIs”), (2) the calibration of SPTs, (3) the variation of bond characteristics depending on whether the KPIs meet the SPTs, (4)
regular reporting on the status of the KPIs and whether the SPTs have been met, and (5) independent verification of SPT performance by an external reviewer, such as an auditor or environmental consultant. Unlike the ICMA’s framework for green bonds, the framework for sustainability-linked bonds do not mandate a specific use of proceeds.
The ABS VI & ABS VIII Notes contain two SPTs. The Group must achieve and have certified by May 28, 2027, for the ABS VI Notes, and by December
31, 2029, for the ABS VIII Notes, the following targets: (1) a reduction in Scope 1 and Scope 2 GHG emissions intensity to 2.85 MT CO2e/MMcfe for the
ABS VI Notes and 2.73 MT CO2e/MMcfe or the ABS VIII Notes, and/or (2) a reduction in Scope 1 methane emissions intensity to 1.12 MT CO2e/MMcfe for the ABS VI Notes and 0.75 MT CO2e/MMcfe for the ABS VIII Notes. If the Group fails to meet or have these SPTs certified by an external verifier by the respective deadlines, the interest rate payable on the ABS VI and ABS VIII notes will increase by 25 basis points for each unmet or uncertified SPT.
An independent third-party assurance provider will be required to certify the Group’s performance against these SPTs by the applicable deadlines.
Compliance
As of December 31, 2024, the Group successfully met or was in compliance with all sustainability-linked debt metrics.
Future Maturities
The table below presents a reconciliation of the Group’s undiscounted future maturities of its total borrowings as of the reporting date:

	December 31, 2024	December 31, 2023
Not later than one year	$209,463	$200,822
Later than one year and not later than five years	940,780	864,264
Later than five years	585,330	259,762
Total borrowings	$1,735,573	$1,324,848
Finance Costs
The table details the Group’s finance costs for each of the periods presented:

	Year Ended
	December 31, 2024	December 31, 2023	December 31, 2022
Interest expense, net of capitalized and income amounts(a)	$120,773	$117,808	$86,840
Amortization of discount and deferred finance costs	16,870	16,358	13,903
Other	—	—	56
Total finance costs	$137,643	$134,166	$100,799
(a)Includes payments related to both borrowings and leases.
Interest Incurred
The table below represents the interest incurred related to the Group’s amortizing debt structures for each of the periods presented:

	Year Ended
	December 31, 2024	December 31, 2023	December 31, 2022
Term Loan I	$6,531	$7,573	8,643
ABS I Notes	4,571	5,660	$7,110
ABS II Notes	6,787	8,040	9,286
ABS III Notes	5,507	14,515	15,325
ABS IV Notes	4,440	5,703	6,235
ABS V Notes	6,792	19,332	14,319
ABS VI Notes	17,953	15,433	3,300
ABS VIII Notes	25,375	—	—
ABS IX Notes	1,460	—	—
Other miscellaneous borrowings(a)	4,106	—	—
Total interest incurred on amortizing debt	$83,522	$76,256	$64,218
(a)Includes $3,947 and $159 of interest incurred on the Oaktree Seller’s Note and other notes payable, respectively.
Fair Value
The table below represents the fair value of the Group’s debt structures as of the periods presented:

	As of
	December 31, 2024	December 31, 2023
Credit Facility(a)	$284,400	$159,000
Term Loan I	86,277	101,706
Term Loan II(a)	83,851	—
ABS I Notes	76,821	94,517
ABS II Notes	98,273	119,519
ABS III Notes	—	250,158
ABS IV Notes	74,064	92,345
ABS V Notes	—	274,061
ABS VI Notes	240,150	158,284
ABS VIII Notes	593,653	—
ABS IX Notes	73,897	—
Other miscellaneous borrowings(a)	107,588	—
Total fair value of outstanding debt	$1,718,974	$1,249,590
(a)Carrying value approximates fair value.
Excess Cash Flow Payments
The table below represents excess cash flow payments based on the achievement of certain performance metrics related to the Group’s debt structures for each of the periods presented:

	Year Ended
	December 31, 2024	December 31, 2023	December 31, 2022
ABS I Notes	$2,401	$7,892	$10,736
ABS VIII Notes	14,753	—	—
ABS IX Notes	884	—	—
Total excess cash flow payments	$18,038	$7,892	$10,736
Financing Activities
The table below presents a reconciliation of borrowings arising from financing activities for each of the periods presented:

	Year Ended
	December 31, 2024	December 31, 2023	December 31, 2022
Balance at beginning of period	$1,276,627	$1,440,329	$1,010,355
Acquired as part of an acquisition	215,924	—	2,437
Sale of equity interest	—	(154,966)	—
Proceeds from borrowings	1,844,768	1,537,230	2,587,554
Repayments of borrowings	(1,653,489)	(1,547,912)	(2,139,686)
Costs incurred to secure financing	(20,267)	(13,776)	(34,234)
Amortization of discount and deferred financing costs	16,870	16,358	13,903
Cash paid for interest	(123,141)	(116,784)	(83,958)
Finance costs and other	135,950	116,148	83,958
Balance at end of period	$1,693,242	$1,276,627	$1,440,329
Subsequent Event
On February 27, 2025, the Group formed Diversified ABS Phase X LLC, a limited-purpose, bankruptcy-remote, wholly-owned subsidiary (“ABS X”), to issue asset-backed securities with a total principal amount of $530,000 at par value (“the ABS X Notes”). The Group utilized the proceeds from the ABS
X Notes to refinance the ABS I Notes, ABS II Notes, and Term Loan I, and to fund the Summit transaction. Refer to Note 5 for additional information regarding acquisitions.
On March 14, 2025, in connection with the close of the Maverick acquisition, the Group amended and restated the credit agreement governing its Credit
Facility. The amendment extended the maturity of the Credit Facility to March 2029 and increased the borrowing base to $900,000, primarily resulting from the additional collateral acquired from Maverick. There were no other material changes to pricing or terms. The Group utilized the proceeds from the upsized borrowing base to fund a portion of the Maverick acquisition and repay the outstanding principal on Term Loan II.